Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses by nature [Abstract]
Expenses by nature
22	Expenses by nature

Cost of sales

The cost of goods sold comprises the acquisition cost of inventory net of discounts and considerations received from suppliers and logistics costs.

Commercial agreement received from suppliers is measured based on contracts and agreements signed between the parties.

The cost of sales includes the cost of logistics operations managed or outsourced by the Company, comprising the storage costs, handling, depreciation and amortization and freight incurred until good is available for sale. Transportation costs are included in the acquisition costs.

Selling expenses

Selling expenses consists of all stores expenses, such as payroll, marketing, occupation, maintenance, and expenses related to credit card companies, among others.

Marketing expenses refer to advertising campaigns. The Company’s principal means of communication are: radio, television, newspapers, and magazines, and the amounts of its commercial agreement are recognized in the statement of operations upon realization.

General and administrative expenses

General and administrative expenses correspond to indirect expenses and the cost of corporate units, including procurement and supplies, information technology, and financial activities.

	For the year ended December 31,
	2022	2021	2020
Inventory cost	(44,809)	(34,163)	(29,641)
Personnel expenses	(3,358)	(2,512)	(2,135)
Outsourced services	(264)	(251)	(224)
Selling expenses	(875)	(646)	(511)
Functional expenses	(883)	(664)	(600)
Other expenses	(534)	(439)	(264)
	(50,723)	(38,675)	(33,375)

Cost of sales	(45,557)	(34,753)	(30,129)
Selling expenses	(4,379)	(3,334)	(2,811)
General and administrative expenses	(787)	(588)	(435)
	(50,723)	(38,675)	(33,375)